Cover Page	Nov. 06, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	734-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001347178
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Stock Purchase Right
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock Purchase Right, par value $0.001 per share
Trading Symbol	-
Security Exchange Name	NASDAQ